May 01, 2019
SGI U.S. Large Cap Equity Fund

The RBB Fund, Inc.

Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”)

Class I Shares (SILVX)

Class A Shares (LVOLX)

Class C Shares (SGICX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved changing the Fund’s name to the SGI U.S. Large Cap Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments U.S. Low Volatility Equity Fund” are hereby deleted and replaced with “SGI U.S. Large Cap Equity Fund.”

Please retain this supplement for future reference.